Capital (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010
Reconciliation of the Firm's Total Stockholders' Equity to Tier 1 Capital and Total Qualifying Capital [Abstract]
Total stockholders' equity	$ 160,845,000,000	$ 176,106,000,000
Effect of certain items in accumulated other comprehensive income/(loss) excluded from Tier 1 capital	75,000,000	(748,000,000)
Qualifying hybrid securities and noncontrolling interests	19,535,000,000	19,887,000,000
Less: Goodwill	46,630,000,000	46,915,000,000
Less: Fair value DVA on derivative and structured note liabilities related to the Firm's credit quality	912,000,000	1,261,000,000
Less: Investments in certain subsidiaries and other	802,000,000	1,032,000,000
Less: Other intangible assets	3,660,000,000	3,587,000,000
Total Tier 1 capital	132,971,000,000	142,450,000,000
Tier 2 capital
Long-term debt and other instruments qualifying as Tier 2	28,977,000,000	25,018,000,000
Qualifying allowance for credit losses	15,296,000,000	14,959,000,000
Adjustment for investments in certain subsidiaries and other	(171,000,000)	(211,000,000)
Total Tier 2 capital	44,102,000,000	39,766,000,000
Total qualifying capital	177,073,000,000	182,216,000,000
Summary of Compliance with Regulatory Capital Requirements under Banking Regulations (Numeric) [Abstract]
Trust preferred capital debt securities		20,331,000,000
Decrease in the Tier 1 capital ratio resulting from adoption of new guidance that amended the accounting for the consolidation of VIEs	0.34%
The minimum Tier 1 leverage ratio for bank holding companies and banks depending on factors specified in regulations issued by the Federal Reserve and OCC, possibility one		3.00%
The minimum Tier 1 leverage ratio for bank holding companies and banks depending on factors specified in regulations issued by the Federal Reserve and OCC, possibility two		4.00%
Adjustments to capital for deferred tax liabilities resulting from nontaxable business combinations	812,000,000	647,000,000
Adjustments to capital for deferred tax liabilities resulting from tax-deductible goodwill	1,700,000,000	1,900,000,000
JPMorgan Chase & Co. [Member]
Reconciliation of the Firm's Total Stockholders' Equity to Tier 1 Capital and Total Qualifying Capital [Abstract]
Total stockholders' equity	165,365,000,000	176,106,000,000
Total Tier 1 capital	132,971,000,000	142,450,000,000
Tier 2 capital
Total qualifying capital	177,073,000,000	182,216,000,000
Summary of Compliance with Regulatory Capital Requirements under Banking Regulations (Numeric) [Abstract]
Trust preferred capital debt securities		19,800,000,000
Tier 1 capital if trust preferred capital debt securities were excluded from the calculation	122,700,000,000
Tier 1 capital ratio if trust preferred capital debt securities were excluded from the calculation		10.40%
Off-balance sheet risk-weighted assets	367,400,000,000	282,900,000,000
JPMorgan Chase Bank, N.A. [Member]
Reconciliation of the Firm's Total Stockholders' Equity to Tier 1 Capital and Total Qualifying Capital [Abstract]
Total Tier 1 capital	96,372,000,000	91,764,000,000
Tier 2 capital
Total qualifying capital	136,646,000,000	130,444,000,000
Summary of Compliance with Regulatory Capital Requirements under Banking Regulations (Numeric) [Abstract]
Trust preferred capital debt securities		600,000,000
Tier 1 capital if trust preferred capital debt securities were excluded from the calculation	91,200,000,000
Tier 1 capital ratio if trust preferred capital debt securities were excluded from the calculation		9.40%
Off-balance sheet risk-weighted assets	312,300,000,000	274,200,000,000
Chase Bank USA, N.A. [Member]
Reconciliation of the Firm's Total Stockholders' Equity to Tier 1 Capital and Total Qualifying Capital [Abstract]
Total Tier 1 capital	15,534,000,000	12,966,000,000
Tier 2 capital
Total qualifying capital	19,198,000,000	16,659,000,000
Summary of Compliance with Regulatory Capital Requirements under Banking Regulations (Numeric) [Abstract]
Off-balance sheet risk-weighted assets	49,900,000,000	31,000,000
Scenario Previously Reported [Member]
Reconciliation of the Firm's Total Stockholders' Equity to Tier 1 Capital and Total Qualifying Capital [Abstract]
Total stockholders' equity	$ 165,365,000,000